Other Assets - Summary of Fair Value and Amortized Cost (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of investments held for self insured liabilities at fair value and amortized cost [line items]
Fair Value	$ 174.9	$ 153.0
Amortized Cost/Cost	167.3	149.5
Bonds
Disclosure of investments held for self insured liabilities at fair value and amortized cost [line items]
Fair Value	115.5	102.8
Amortized Cost/Cost	112.6	103.4
Equity securities
Disclosure of investments held for self insured liabilities at fair value and amortized cost [line items]
Fair Value	59.4	50.2
Amortized Cost/Cost	$ 54.7	$ 46.1